Common Stock - Additional Information (Detail) - $ / shares		12 Months Ended
	Oct. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		28,793,750
Common Stock, Shares, Outstanding		119,624,679	21,416,436
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued		119,624,679	21,416,436
Common Stock, Voting Rights		one vote
PIPE Shares And Back stop Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	28,793,750
Common Stock, Shares, Outstanding		119,621,866